Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of Business	Description of BusinessSun Life Financial Inc. ("SLF Inc.") is a publicly traded company domiciled in Canada and is the holding company of Sun Life Assurance Company of Canada ("Sun Life Assurance"). Both companies are incorporated under the Insurance Companies Act (Canada), and are regulated by the Office of the Superintendent of Financial Institutions, Canada ("OSFI"). SLF Inc. and its subsidiaries are collectively referred to as "us", "our", "ours", "we", or "the Company". We are an internationally diversified financial services organization providing savings, retirement and pension products, and life and health insurance to individuals and groups through our operations in Canada, the United States ("U.S."), Asia, and the United Kingdom ("UK"). We also operate mutual fund and investment management businesses, primarily in Canada, the U.S., and Asia.
Statement of Compliance
Statement of Compliance
We prepared our Consolidated Financial Statements in accordance with International Financial Reporting Standards ("IFRS") as issued and adopted by the International Accounting Standards Board ("IASB"). Our accounting policies have been applied consistently within our Consolidated Financial Statements.

Basis of Presentation
Basis of Presentation
Our Consolidated Statements of Financial Position are presented in the order of liquidity and each statement of financial position line item includes both current and non-current balances, as applicable.

We have defined our reportable business segments and the amounts disclosed for those segments based on our management structure and the manner in which our internal financial reporting is conducted. Transactions between segments are executed and priced on an arm’s-length basis in a manner similar to transactions with third parties.

The significant accounting policies used in the preparation of our Consolidated Financial Statements are summarized below and are applied consistently.

Estimates, Assumptions and Judgments
Estimates, Assumptions and Judgments
The application of our accounting policies requires estimates, assumptions and judgments as they relate to matters that are inherently uncertain. We have established procedures to ensure that our accounting policies are applied consistently and that the processes for changing methodologies for determining estimates are controlled and occur in an appropriate and systematic manner.
Use of Estimates and Assumptions
The preparation of our Consolidated Financial Statements requires us to make estimates and assumptions that affect the application of our policies and the reported amounts of assets, liabilities, revenue and expenses. Key sources of estimation uncertainty include the measurement of insurance contract liabilities and investment contract liabilities, determination of fair value, impairment of financial instruments, determination and impairment of goodwill and intangible assets, determination of provisions and liabilities for pension plans, other post-retirement benefits, income taxes, and the determination of fair value of share-based payments. Actual results may differ from our estimates thereby impacting our Consolidated Financial Statements. Information on our use of estimates and assumptions are discussed in this Note.
Judgments
In preparation of these Consolidated Financial Statements, we use judgments to select assumptions and determine estimates as described above. We also use judgment when applying accounting policies and when determining the classification of insurance contracts, investment contracts and service contracts; the substance of whether our relationship with a structured entity, subsidiary, joint venture or associate constitutes control, joint control or significant influence; functional currencies; contingencies; acquisitions; deferred income tax assets; and the determination of cash generating unit ("CGU").
COVID-19 Pandemic Considerations
In early 2020, the world was impacted by COVID-19, which was declared a global pandemic by the World Health Organization. The overall impact of the COVID-19 pandemic is still uncertain and dependent on the progression of the virus and on actions taken by governments, businesses and individuals, which could vary by country and result in differing outcomes.

The application of our accounting policies requires estimates, assumptions and judgments as they relate to matters that are inherently uncertain. We have established procedures to ensure that our accounting policies are applied consistently and that the processes for changing methodologies for determining estimates are controlled and occur in an appropriate and systematic manner. For our insurance contract liabilities, no material COVID-19 specific provisions or adjustments to our long-term assumptions have been made, and we continue to monitor our experience and exposure to the COVID-19 pandemic.
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contract Liabilities and Investment Contract Liabilities Note 10 Insurance Contract Liabilities and Investment Contract Liabilities
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions and Other Note 5 Total Invested Assets and Related Net Investment Income
Impairment of financial instruments	Note 1 Financial Assets Excluding Derivative Financial Instruments Note 6 Financial Instrument Risk Management
Income taxes	Note 1 Income Taxes Note 20 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 25 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions and Other Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 16 Interests in Other Entities
Share-based payments	Note 19 Share-Based Payments

Basis of Consolidation
Basis of Consolidation
Our Consolidated Financial Statements include the results of operations and the financial position of subsidiaries, which includes structured entities controlled by us, after intercompany balances and transactions have been eliminated. Subsidiaries are fully consolidated from the date we obtain control, and deconsolidated on the date control ceases. The acquisition method is used to account for the acquisition of a subsidiary from an unrelated party at the date that control is obtained, with the difference between the consideration transferred and the fair value of the subsidiary’s net identifiable assets acquired recorded as goodwill. Judgment is required to determine fair value of the net identifiable assets acquired in a business combination. Interests in controlled entities held by external parties are reported as non-controlling interests ("NCI").

We control an entity when we have power over an entity, exposure to or rights to variable returns from our involvement with an entity, and the ability to affect our returns through our power over an entity. Power exists when we have rights that give us the ability to direct the relevant activities, which are those activities that could significantly affect the entity’s returns. Power can be obtained through voting rights or other contractual arrangements. Judgment is required to determine the relevant activities and which party has power over these activities. When we have power over and variable returns from an entity, including an investment fund that we manage, we also apply significant judgment in determining whether we are acting as a principal or agent. To make this determination, we consider factors such as how much discretion we have regarding the management of the investment fund and the magnitude and extent of variability associated with our interests in the fund. If we determine we are the principal rather than the agent, we would consolidate the assets and liabilities of the fund. Interests held by external parties in investment funds that we consolidate are recorded as third-party interest in consolidated investment funds in Other liabilities. If we lose control of an entity, the assets and liabilities of that entity are derecognized from our Consolidated Statements of Financial Position at the date at which control is lost and any investment retained is remeasured to fair value.

A joint venture exists when SLF Inc., or one of its subsidiaries, has joint control of a joint arrangement and has rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control and exists only when the decisions about the relevant activities require the unanimous consent of the parties sharing control. Associates are entities over which SLF Inc. or its subsidiaries are able to exercise significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an investee but not have control or joint control over those decisions. Significant influence is generally presumed to exist when SLF Inc. or its subsidiaries holds greater than 20% of the voting power of the investee but does not have control or joint control. The equity method is used to account for our interests in joint ventures and associates. A joint operation exists when SLF Inc., or one of its subsidiaries, has joint control of an arrangement that gives it rights to the assets and obligations for the liabilities of the operation, rather than the net assets of the arrangement. For joint operations, we record our share of the assets, liabilities, revenue and expenses of the joint operation. Judgment is required to determine whether contractual arrangements between multiple parties results in control, joint control or significant influence, with consideration of the relevant activities of the entity, voting rights, representation on boards of directors and other decision-making factors. Judgment is also required to determine if a joint arrangement is a joint venture or joint operation, with consideration of our rights and obligations and the structure and legal form of the arrangement.

Determination of Fair Value
Determination of Fair Value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured using the assumptions that market participants would use when pricing an asset or liability. We determine fair value by using quoted prices in active markets for identical or similar assets or liabilities. When quoted prices in active markets are not available, fair value is determined using valuation techniques that maximize the use of observable inputs. When observable valuation inputs are not available, significant judgment is required to determine fair value by assessing the valuation techniques and valuation inputs. The use of alternative valuation techniques or valuation inputs may result in a different fair value. A description of the fair value methodologies, assumptions, valuation techniques, and valuation inputs by type of asset is included in Note 5.

Foreign Currency Translation
Foreign Currency Translation
Translation of Transactions in Foreign Currencies
The financial results of SLF Inc. and its subsidiaries, joint ventures and associates are prepared in the currency in which they conduct their ordinary course of business, which is referred to as functional currency. Transactions occurring in currencies other than the functional currency are translated to the functional currency using the spot exchange rates at the dates of the transactions.

Monetary assets and liabilities in foreign currencies are translated to the functional currency at the exchange rate at the statement of financial position date. Non-monetary assets and liabilities in foreign currencies that are held at fair value are translated using the exchange rate at the statement of financial position date, while non-monetary assets and liabilities that are measured at historical cost are translated using the exchange rate at the date of the transaction.

The resulting exchange differences from the translation of monetary items and non-monetary items held at fair value, with changes in fair value recorded to income, are recognized in our Consolidated Statements of Operations. For monetary assets classified as available-for-sale ("AFS"), translation differences calculated on amortized cost are recognized in our Consolidated Statements of Operations and other changes in carrying amount are recognized in other comprehensive income ("OCI"). The exchange differences from the translation of non-monetary items classified as AFS are recognized in OCI.
Translation to the Presentation Currency
In preparing our Consolidated Financial Statements, the financial statements of foreign operations are translated from their respective functional currencies to Canadian dollars, our presentation currency. Assets and liabilities are translated at the closing exchange rate at the statement of financial position date, and income and expenses are translated using the average exchange rates. The accumulated gains or losses arising from translation of functional currencies to the presentation currency, net of the effect of any hedges, are included as a separate component of OCI within equity. Upon disposal of a foreign operation that includes loss of control, significant influence or joint control, the cumulative exchange gain or loss related to that foreign operation is recognized in income.

Financial Assets Excluding Derivative Financial Instruments
Financial Assets Excluding Derivative Financial Instruments
Financial assets include cash, cash equivalents and short-term securities, debt securities, equity securities, mortgages and loans, financial assets included in other invested assets and policy loans. Financial assets are designated as financial assets at fair value through profit or loss ("FVTPL") or AFS assets, or are classified as loans and receivables at initial recognition.

The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables

Mortgages and loans include mortgages, loans and debt securities not quoted in an active market. Financial assets included in Other invested assets include investments in limited partnerships, segregated funds and mutual funds. Cash equivalents are highly liquid instruments with a term to maturity of three months or less, while short-term securities have a term to maturity exceeding three months but less than one year. Policy loans are fully secured by the policy values on which the loans are made. The accounting for each asset classification is described in the following sections.

i) Initial Recognition and Subsequent Measurement
Generally, debt securities, equity securities and other invested assets supporting our insurance contract liabilities or investment contract liabilities measured at fair value are designated as FVTPL, while debt securities, equity securities and other invested assets not supporting our insurance contract liabilities or that are supporting investment contract liabilities are measured at amortized cost or designated as AFS. Mortgages and loans and policy loans are classified as loans and receivables. Financial assets are recognized in the Consolidated Statements of Financial Position on their trade dates, which are the dates that we commit to purchase or sell the assets. Originated mortgages and loans are recognized in the Consolidated Statements of Financial Position on their funding dates.

Financial Assets at Fair Value Through Profit or Loss
Financial assets at FVTPL include financial assets that are held-for-trading ("HFT"), as well as financial assets that have been designated as FVTPL at initial recognition. A financial asset is classified as HFT if it is acquired principally for the purpose of selling in the near term. A financial asset can be designated as FVTPL if it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases; or if a group of financial assets, financial liabilities or both, is managed and its performance is evaluated on a fair value basis. Cash equivalents and short-term securities have been classified as HFT.

Generally, debt securities, equity securities and other invested assets supporting insurance contract liabilities or investment contract liabilities measured at fair value have been designated as FVTPL. This designation has been made to eliminate or significantly reduce the measurement inconsistency that would arise due to the measurement of the insurance contract or investment contract liabilities, which are based on the carrying value of the assets supporting those liabilities. Because the carrying value of insurance contract liabilities is determined by reference to the assets supporting those liabilities, changes in the insurance contract liabilities generally offset changes in the fair value of debt securities classified as FVTPL, except for changes that are due to impairment. The majority of equity securities and other invested assets classified as FVTPL are held to support products where investment returns are passed through to policyholders and therefore, changes in the fair value of those assets are significantly offset by changes in insurance contract liabilities.

Financial assets classified as FVTPL are recorded at fair value in our Consolidated Statements of Financial Position and transaction costs are expensed immediately. Changes in fair value as well as realized gains and losses on sale are recorded in Fair value and foreign currency changes on assets and liabilities in our Consolidated Statements of Operations. Interest income earned and dividends received are recorded in Interest and other investment income in our Consolidated Statements of Operations.

Available-for-Sale Financial Assets
Financial assets classified as AFS are recorded at fair value in our Consolidated Statements of Financial Position and transaction costs are capitalized on initial recognition. Transaction costs for debt securities are recognized in income using the effective interest method, while transaction costs for equity securities and other invested assets are recognized in income when the asset is derecognized. Changes in fair value are recorded to unrealized gains and losses in OCI. For foreign currency translation, exchange differences calculated on the amortized cost of AFS debt securities are recognized in income and exchange differences calculated on other changes in carrying amount are recognized in OCI. The exchange differences from the translation of AFS equity securities and other invested assets are recognized in OCI. Interest income earned and dividends received are recorded in Interest and other investment income in our Consolidated Statements of Operations. Net impairment losses and realized gains and losses on the sale of assets classified as AFS are reclassified from accumulated OCI to Net gains (losses) on available-for-sale assets in our Consolidated Statements of Operations.

Loans and Receivables
Loans and receivables are generally carried at amortized cost. Transaction costs for mortgages and loans are capitalized on initial recognition and are recognized in income using the effective interest method. Realized gains and losses on the sale of mortgages and loans, interest income earned, and fee income are recorded in Interest and other investment income in our Consolidated Statements of Operations.

Solely Payments of Principal and Interest ("SPPI") Disclosures
In September 2016, the IASB issued Amendments to IFRS 4 to allow insurance entities whose predominant activities are to issue contracts within the scope of IFRS 4 Insurance Contracts ("IFRS 4") an optional temporary exemption from applying IFRS 9 Financial Instruments ("IFRS 9") ("deferral approach"). We qualify and have elected to take the deferral approach as our activities are predominantly connected with insurance and we will continue to apply IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"), the existing financial instrument standard.

To enable a comparison to entities applying IFRS 9 we disclose those invested assets that pass the SPPI test, excluding any that are managed and whose performance is evaluated on a fair value basis. Except for Debt securities designated as AFS and Mortgages and loans, our financial assets are managed and their performance is evaluated on a fair value basis. Please refer to Note 5.A.i for the related disclosure as at December 31, 2022 and 2021.

Financial assets that pass the SPPI test are assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

ii) Derecognition
Financial assets are derecognized when our rights to contractual cash flows expire, when we transfer substantially all our risks and rewards of ownership, or when we no longer retain control.

iii) Impairment
Financial assets are assessed for impairment on a quarterly basis. Financial assets are impaired and impairment losses are incurred if there is objective evidence of impairment as a result of one or more loss events and that event has an impact on the estimated future cash flows that can be reliably estimated. Objective evidence of impairment generally includes significant financial difficulty of the issuer, including actual or anticipated bankruptcy or defaults and delinquency in payments of interest or principal or disappearance of an active market for that financial asset. Objective evidence of impairment for an investment in an equity instrument or other invested asset also includes, but is not limited to, the financial condition and near-term prospects of the issuer, including information about significant changes with adverse effects that have taken place in the technological, market, economic, or legal environment in which the issuer operates that may indicate that the carrying amount will not be recovered, and a significant or prolonged decline in the fair value of an equity instrument or other invested asset below its cost. Management exercises considerable judgment in assessing for objective evidence of impairment. Due to the inherent risks and uncertainties in our evaluation of assets or groups of assets for objective evidence of impairment, the actual impairment amount and the timing of the recognition of impairment may differ from management assessment. The impairment assessment process is discussed in Note 6.

Financial Assets at Fair Value Through Profit or Loss
Since financial assets classified as FVTPL are carried at fair value with changes in fair value recorded to income, any reduction in value of the assets due to impairment is already reflected in income. However, the impairment of assets classified as FVTPL generally impacts the change in insurance contract liabilities due to the impact of asset impairment on estimates of future cash flows.

Available-for-Sale Financial Assets
When there is objective evidence that a financial asset classified as AFS is impaired, the loss in accumulated OCI is reclassified to Net gains (losses) on available-for-sale assets in our Consolidated Statements of Operations. Following impairment loss recognition, a debt security continues to be carried at fair value with changes in fair value recorded in OCI, and it is assessed quarterly for further impairment loss or reversal. Subsequent losses on an impaired equity security or other invested asset, including losses relating to foreign currency changes, are reclassified from OCI to income in subsequent reporting periods until the asset is derecognized. Once an impairment loss on a debt security classified as AFS is recorded to income, any reversal of impairment loss through income occurs only when the recovery in fair value is objectively related to an event occurring after the impairment was recognized. Impairment losses on an equity security or other invested asset classified as AFS are not reversed through income.

Loans and Receivables
If an impairment loss on an individual mortgage or loan has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. For collateralized financial assets, the present value of the estimated future cash flows reflects the cash flows that may result from foreclosure less costs to sell, whether or not foreclosure is probable. If no evidence of impairment exists for an individually assessed mortgage or loan, it is included in a group of loans with similar credit risk characteristics and collectively assessed for impairment.

When an impairment loss has been incurred, the carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in income. If the impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the initial impairment charge was recognized, the previous impairment charge is reversed by adjusting the allowance account and the reversal is recognized in income. Interest income is recognized on impaired mortgages and loans using the effective interest rate method and it is based on the estimated future cash flows used to measure the impairment loss. Changes in the allowance account, other than write-offs net of recoveries, are charged against Interest and other investment income in our Consolidated Statements of Operations. Write-offs, net of recoveries, are deducted from the allowance account when there is no realistic prospect of recovery, which is typically not before derecognition of the asset through foreclosure or sale.
Collateral
Cash received (pledged) as collateral is recognized (derecognized) in our Consolidated Statements of Financial Position with corresponding amounts recognized in Other liabilities (Other assets), respectively. All other types of assets received (pledged) as collateral are not recognized (derecognized) in our Consolidated Statements of Financial Position.

Dervative Financial Instruments
Derivative Financial Instruments
All derivative financial instruments are recorded at fair value in our Consolidated Statements of Financial Position. Derivatives with a positive fair value are recorded as Derivative assets while derivatives with a negative fair value are recorded as Derivative liabilities.

The accounting for the changes in fair value of a derivative instrument depends on whether or not it is designated as a hedging instrument for hedge accounting purposes. Changes in (i) fair value of derivatives that are not designated for hedge accounting purposes, which are defined as derivative investments, and (ii) embedded derivatives that are bifurcated, are recorded in Fair value and foreign currency changes on assets and liabilities in our Consolidated Statements of Operations. Income earned or paid on these derivatives is recorded in Interest and other investment income in our Consolidated Statements of Operations. Hedge accounting is applied to certain derivatives to reduce income statement volatility. When certain qualification criteria are met, hedge accounting recognizes the offsetting effects of hedging instruments and hedged items in income or defers the effective portion of changes in fair value of hedging instruments in OCI until there is a recognition event, such as the occurrence of a forecasted transaction or the disposal of an investment in a foreign operation, or hedge accounting is discontinued. All hedging relationships are documented at inception and hedge effectiveness is assessed at inception and on a quarterly basis to determine whether the hedging instruments are highly effective in offsetting changes attributable to the hedged risk in the fair value or cash flows of the hedged items.

Fair Value Hedges
Certain interest rate swaps and foreign currency forwards are designated as hedging instruments in fair value hedges of the interest rate or foreign exchange rate risks associated with AFS assets. Changes in fair value of the derivatives are recorded in Interest and other investment income in our Consolidated Statements of Operations. The change in fair value of the AFS assets related to the hedged risk is reclassified from OCI to income. As a result, ineffectiveness, if any, is recognized in income to the extent that changes in fair value of the derivatives and AFS assets do not offset. Interest income earned and paid on the AFS assets and swaps in the fair value hedging relationships are recorded in Interest and other investment income in our Consolidated Statements of Operations.

Cash Flow Hedges
Certain equity and foreign currency forwards are designated as hedging instruments in cash flow hedges for anticipated payments of awards under certain share-based payment plans and for anticipated foreign currency purchases of foreign operations. Changes in the fair value of derivatives for the effective portion of the hedge are recognized in OCI, while the ineffective portion of the hedge and any items excluded from the hedging relationship, such as the spot-to-forward differential, are recognized in Interest and other investment income in our Consolidated Statements of Operations. A portion of the amount recognized in OCI related to the equity forwards is reclassified to income as a component of Operating expenses as the liabilities for the share-based payment awards are accrued over the vesting period. A portion of the amounts recognized in OCI related to the foreign currency forwards would be reclassified to income upon disposal or impairment of the foreign operations. All amounts recognized in, or reclassified from, OCI are net of related taxes.

Embedded Derivatives
An embedded derivative is a component of a host contract that modifies the cash flows of the host contract in a manner similar to a derivative, according to a specified interest rate, financial instrument price, foreign exchange rate, underlying index or other variable. We are required to separate embedded derivatives from the host contract, if an embedded derivative has economic and risk characteristics that are not closely related to the host contract, meets the definition of a derivative, and the combined contract is not measured at fair value with changes recognized in income. If an embedded derivative is bifurcated for accounting purposes from the host contract, it will be accounted for as a derivative. For further details on embedded derivatives in insurance contracts, see the Insurance Contract Liabilities accounting policy in this Note.

Obligations for Securities Borrowing
The obligation for the securities borrowing represents our commitment to deliver securities under short sale program. Under the program, we short sell the securities that we borrowed from a third party. The obligation to return the securities is not recognized in the Consolidated Statements of
Financial Position, until they are sold, and the risks and rewards of the ownership have been transferred to us. Upon recognition, they are classified as HFT. The securities borrowings are returnable to the lender upon demand or at our discretion.
Investment Properties
Investment Properties
Investment properties are real estate held to earn rental income, for capital appreciation, or both. Properties held to earn rental income or for capital appreciation that have an insignificant portion that is owner-occupied are classified as investment properties. Properties that do not meet these criteria are classified as property and equipment, included in Other assets as described below. Expenditures related to ongoing maintenance of properties incurred subsequent to acquisition are expensed. Investment properties are initially recognized at cost in our Consolidated Statements of Financial Position. Various costs incurred associated with the acquisition of an investment property are either capitalized or expensed depending on whether or not the acquisition is considered a business combination. Investment properties are subsequently measured at fair value with changes in value recorded to Fair value and foreign currency changes on assets and liabilities in our Consolidated Statements of Operations.
When the use of a property changes from owner-occupied to investment property, any gain arising on the remeasurement of the property to fair value at the date of transfer is recognized in our Consolidated Statements of Operations to the extent that it reverses a previous impairment loss. Any remaining increase is recognized in OCI.
Other Invested Assets - Non-Financial Assets
Other Invested Assets - Non-Financial Assets
Other invested assets also include non-financial assets such as investments in joint ventures and associates, which are accounted for using the equity method. Investments in joint ventures and associates are initially recorded at cost. The investment in joint ventures and associates is increased by our share of capital contributions and for purchases of additional interests and is reduced by distributions received. In addition, subsequent adjustments to the investment are made for our share of net income or loss and our share of OCI. Our share of net income is recorded in Interest and other investment income in our Consolidated Statements of Operations and our share of OCI is recorded in our Consolidated Statements of Comprehensive Income (Loss). Impairment losses on equity method investments are recognized when events or changes in circumstances indicate that they are impaired. The impairment loss recognized is the difference between the carrying amount and the recoverable amount.

Other Assets	Other AssetsOther assets, which are measured at amortized cost, include accounts receivable, investment income due and accrued, deferred acquisition costs, property and equipment, and lessee’s right-of-use assets. Deferred acquisition costs arising from service contracts or from service components of investment contracts are amortized over the expected life of the contracts based on the future expected fees. Owner-occupied properties are amortized to their residual value over 25 to 49 years. Furniture, computers, other office equipment, and leasehold improvements are amortized to their residual value over 2 to 20 years. The right-of-use asset is subsequently depreciated on a straight-line basis over the lease term.
Reinsurance Assets
Reinsurance Assets
In the normal course of business, we use reinsurance to limit exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers. Reinsurance assets are measured consistently with the amounts associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Amounts due to or from reinsurers with respect to premiums received or paid claims are included in Other assets and Other liabilities in the Consolidated Statements of Financial Position. Premiums for reinsurance ceded are presented as premiums ceded in the Consolidated Statements of Operations. Reinsurance expenses (recoveries), as presented in our Consolidated Statements of Operations, represent reinsurance expenses and expense recoveries resulting from reinsurance agreements.

Reinsurance assets are subject to impairment testing. If impaired, the carrying value is reduced, and an impairment loss is recognized in Reinsurance expenses (recoveries) in our Consolidated Statements of Operations. Impairment occurs when objective evidence exists (as a result of an event) after the initial recognition of the reinsurance asset indicating that not all amounts due under the terms of the contract will be received, and the impairment can be reliably measured.

Reinsurance assumed is accounted for as an insurance, investment or service contract depending on the underlying nature of the agreement and if it meets the definition of an insurance, investment or service contract. For the accounting for these types of contracts, see the respective policy section in this Note.

Leases
Leases
At inception of a contract, we assess whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For leases where we act as the lessee, we recognize a right-of-use asset and a lease liability at the commencement date of the lease. For leases where we act as the lessor, we assess whether the leases should be classified as finance or operating leases. Our leases are classified as operating leases. Operating leases are recognized into income on a straight-line basis.

The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability with certain adjustments, and subsequently depreciated using the straight-line method, with depreciation expense included in Operating expenses in the Consolidated Statements of Operations. The right-of-use asset is depreciated to the earlier of the lease term and its useful life. The right-of-use asset is assessed for impairment under IAS 36 Impairment of Assets. Right-of-use assets are assessed for indicators of impairment at each reporting period. If there is an indication that a right-of-use asset may be impaired, an impairment test is performed by comparing the asset’s carrying amount to its recoverable amount. If an impairment loss has been incurred, the carrying value of the right-of-use asset is reduced with the corresponding amount recognized in income.
The lease liability is initially measured at the present value of lease payments over the term of the lease using a discount rate that is based on our incremental borrowing rate. The discount rate is specific to each lease and is determined by various factors, such as the lease term and currency. The lease term includes the non-cancellable period and the optional period where it is reasonably certain we will exercise an extension or termination option, considering various factors that create an economic incentive to do so. Subsequently, the lease liability is measured at amortized cost using the effective interest method, with interest charged to Interest expense in the Consolidated Statements of Operations. Lease liabilities and right-of-use assets are remeasured upon lease modifications. A lease modification is considered as a change in the scope of a lease, or the consideration for a lease, that was not part of the original terms and conditions of the lease.
Intangible Assets
Intangible Assets
Intangible assets consist of finite life and indefinite life intangible assets. Finite life intangible assets are amortized on a straight-line basis or using a units-of-production method, over the useful economic lives which are varying periods of up to 40 years. Amortization is charged through Operating expenses in the Consolidated Statements of Operation. The useful lives of finite life intangible assets are reviewed annually, and the amortization is adjusted as necessary. Indefinite life intangibles are not amortized, and are assessed for impairment annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. Impairment is assessed by comparing the carrying values of the indefinite life intangible assets to their recoverable amounts. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. If the carrying values of the indefinite life intangibles exceed their recoverable amounts, these assets are considered impaired, and a charge for impairment is recognized in our Consolidated Statements of Operations. The recoverable amount of intangible assets is determined using various valuation models, which require management to make certain judgments and assumptions that could affect the estimates of the recoverable amount.

Goodwill
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable tangible and intangible assets of the acquired businesses. It is carried at original cost less any impairment subsequently incurred. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU or a group of CGUs falling below its carrying value. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other groups of assets. We exercise significant judgment in determining our CGUs. The factors considered in determining our CGUs include product cash inflows, product distribution, target markets, and how management monitors and evaluates the operations.
The goodwill balances are allocated to either individual or groups of CGUs that are expected to benefit from the synergies of the business combination. Goodwill impairment is quantified by comparing a CGU’s or a group of CGUs’ carrying value to its recoverable amount, which is the higher of fair value less costs of disposal and value in use. Impairment losses are recognized immediately and cannot be reversed in future periods. Significant judgment is involved in estimating the model inputs used to determine the recoverable amount of our CGUs or group of CGUs, including those for discount rates, capital, the value of new business, expenses, cash flow projections, and market multiples, due to the uncertainty and the forward-looking nature of these inputs. The assumptions may differ from the actual experience, and estimates may change from period to period based on future events or revisions of assumptions. These key assumptions are discussed in Note 9.
Insurance Contract Liabilities
Insurance Contract Liabilities
Insurance contracts are contracts under which we accept significant insurance risk from a policyholder by agreeing to compensate the policyholder if a specified uncertain future event adversely affects the policyholder. The presence of significant insurance risk in individual contracts is assessed by reviewing books of contracts with homogeneous risk features. Judgment is required to determine the classification of a contract as an insurance contract, investment contract or a service contract.

As discussed in the Segregated Funds section of this Note, certain insurance contracts under which the policyholder bears the risks associated with the underlying investments are classified as Insurance contracts for account of segregated fund holders in our Consolidated Statements of Financial Position.

Insurance contract liabilities, including policy benefits payable and provisions for policyholder dividends, are determined in accordance with Canadian accepted actuarial practice and any requirements of OSFI. As confirmed by guidance provided by the Canadian Institute of Actuaries ("CIA"), the current Canadian Asset Liability Method ("CALM") of valuation of insurance contract liabilities satisfies the IFRS 4 requirements for eligibility for use under IFRS. Under CALM, liabilities are set equal to the statement of financial position value of the assets required to support them.

Some insurance contracts contain discretionary participation features ("DPF"), whereby the policyholder has the right to receive potentially significant additional benefits based on the actual investments and other experience on a block of similar contracts. IFRS allows the non-guaranteed, or participating, elements of such contracts to be classified as either a liability or as equity, depending on the nature of our obligation to the policyholder. The contracts issued by us contain constructive obligations to the policyholder with respect to the DPF of the contracts. We have therefore elected to classify these features as a liability, consistent with accounting treatment under CALM, and in accordance with guidance provided by the CIA.
Derivatives embedded in insurance contracts are treated as separate derivatives and measured at fair value with changes in fair value recognized in income, except when the embedded derivative itself meets the definition of an insurance contract under IFRS, or when the risks and characteristics are closely related to those of the host contracts or when the derivative is the policyholder’s option to surrender an insurance contract for a fixed amount or an amount based on a fixed amount and an interest rate. The derivatives that have not been separated are accounted for as insurance contract liabilities.

Significant judgment is required in determining our liabilities for insurance contracts including the assumptions required for their determination. Application of different assumptions may result in different measurement of the insurance contract liabilities. Actual experience may differ from assumptions, and estimates may change from period to period based on future events or revisions of assumptions. Key assumptions and considerations in choosing assumptions are discussed in Note 10 and sensitivities are discussed in Note 7.

Investment Contract Liabilities
Investment Contract Liabilities
Contracts issued by us that do not transfer significant insurance risk, but do transfer financial risk from the policyholder to us, are financial liabilities and are accounted for as investment contracts. Service components of investment contracts are treated as service contracts. For further details on how service components of investment contracts are treated, see the Service Contracts accounting policy in this Note.

Liabilities for investment contracts without DPF are measured at FVTPL or amortized cost. Contracts recorded at FVTPL are measured at fair value at inception and each subsequent reporting period. Contracts recorded at amortized cost are initially recognized at fair value, less transaction costs directly attributable to the issue of the contract. At each subsequent period, the contracts are measured at amortized cost using the effective interest method. Changes in fair value of investment contract liabilities recorded at FVTPL and amortization on contracts recorded at amortized cost are recorded as an Increase (decrease) in investment contract liabilities in our Consolidated Statements of Operations. Deposits collected from and payments made to contract holders are recorded as an increase and decrease in Investment contract liabilities in our Consolidated Statements of Financial Position. These liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired.
As discussed in the Segregated Funds section of this Note, certain investment contracts under which the policyholder bears the risks associated with the underlying investments are classified as Investment contracts for account of segregated fund holders in the Consolidated Statements of Financial Position. The accounting for investment contracts that contain DPF is described in the Insurance Contract Liabilities section of this Note.
Other Liabilities
Other Liabilities
Other liabilities which are measured at amortized cost, include accounts payable, lines of credit, repurchase agreements, accrued expenses and taxes, senior financing, provisions, lessee’s lease liabilities and a deferred payment liability. Liabilities for provisions, other than insurance contract liabilities and investment contract liabilities, are recognized for present legal or constructive obligations as a result of a past event if it is probable that they will result in an outflow of economic resources and the amount can be reliably estimated. The amounts recognized for these provisions are the best estimates of the expenditures required to settle the present obligations or to transfer them to a third party at the statement of financial position date, considering all the inherent risks and uncertainties, as well as the time value of money. These provisions are reviewed as relevant facts and circumstances change.

The lease liabilities are initially measured at the present value of lease payments over the term of the lease using a discount rate that is based on our incremental borrowing rate. Subsequently, the lease liabilities are measured at amortized cost using the effective interest method.

Other financial liabilities are initially measured at fair value, which is the present value of the expected cash outflow of the obligations, using our incremental borrowing rate. Subsequently, other financial liabilities are measured at amortized cost. If there is a change to the expected timing or amount of cash outflows, the carrying amount will be adjusted to reflect the revised estimates and will be recognized in the Consolidated Statements of Operations.

Further details on other financial liabilities, the put option and the deferred payment liability are included in Note 3.
Senior Debentures and Subordinated Debt
Senior debentures and subordinated debt liabilities are recorded at amortized cost using the effective interest method. Transaction costs are recorded as part of the liability and are recognized in income using the effective interest method. These liabilities are derecognized when the obligation of the contract is discharged, cancelled or expired.

Service Contracts
Service Contracts
Contracts issued by us to customers that do not transfer significant insurance risk and do not transfer financial risk from the customer to us, including contracts for investment management service, are classified as service contracts. Service components of investment contracts are also accounted for as service contracts. Fee income earned from these contracts is described in the Premium and Fee Income Recognition accounting policy section of this Note. Deferred acquisition costs are described under the Other Assets accounting policy section of this Note. Where the cost of meeting the obligations of the contract exceed the economic benefits expected to be received under it, a provision is recognized in Other liabilities.

Segregated Funds
Segregated Funds
Segregated funds are products for which we issue a contract where the benefit amount is directly linked to the fair value of the investments held in the particular segregated fund. Although the underlying assets are registered in our name and the segregated fund contract holder has no direct access to the specific assets, the contractual arrangements are such that the segregated fund policyholder bears the risks and rewards of the fund’s investment performance. In addition, certain contracts include guarantees from us. We derive fee income from segregated funds, which is included in Fee income in our Consolidated Statements of Operations. Policyholder transfers between general funds and segregated funds are included in Net transfer to (from) segregated funds in our Consolidated Statements of Operations. Deposits to segregated funds are reported as increases in segregated funds liabilities and are not reported as revenues in our Consolidated Statements of Operations.
Investments for Account of Segregated Fund Holders
Investments for account of segregated fund holders are recorded separately from the Total general fund assets in our Consolidated Statements of Financial Position and are carried at fair value. Fair values are determined using quoted market values or, where quoted market values are not available, estimated fair values as determined by us.
Insurance and Investment Contracts for Account of Segregated Fund Holders
Insurance contracts for account of segregated fund holders are recorded separately from the Total general fund liabilities in our Consolidated Statements of Financial Position. Insurance contracts under which the segregated fund holders bear the risks associated with the underlying investments are classified as Insurance contracts for account of segregated fund holders. The liabilities reported as Insurance contracts for account of segregated fund holders are measured at the aggregate of the policyholder account balances. Changes in the fair value of the invested assets of the segregated funds are recorded in net realized and unrealized gains (losses) within the segregated fund and are not recorded in our Consolidated Statements of Operations.

Other assets and liabilities associated with these insurance contracts, such as origination costs and the liabilities associated with guarantees provided by us, are included in general fund liabilities in Insurance contract liabilities in our Consolidated Statements of Financial Position.

Investment contracts for account of segregated fund holders are recorded separately from the Total general fund liabilities in our Consolidated Statements of Financial Position. Investment contracts under which the segregated fund holders bear the risks associated with the underlying investments are classified as Investment contracts for account of segregated fund holders. The liabilities reported as Investment contracts for account of segregated fund holders are measured at the aggregate of the policyholder account balances.
Other liabilities associated with these investment contracts, such as onerous contract provisions required for service components, are included in general fund liabilities in Investment contract liabilities in our Consolidated Statements of Financial Position.
Income Taxes
Income Taxes
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred income tax is provided using the liability method on temporary differences at the statement of financial position date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Current and deferred income tax relating to items recognized in the current or previous period in OCI or directly in equity is accordingly recognized in OCI or equity and not in our Consolidated Statements of Operations. Interest and penalties payable to taxation authorities are recorded in Interest expense and Operating expenses, respectively, in our Consolidated Statements of Operations.

Deferred income tax assets and liabilities are calculated based on income tax rates and laws that are expected to apply when the liability is settled or the asset is realized, which are normally those enacted or considered substantively enacted at our Consolidated Statements of Financial Position dates. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses to the extent of the probability that future taxable profit will be available against which these assets can be utilized. At each reporting period, we assess all available evidence, both positive and negative, to determine the amount of deferred income tax assets to be recognized. The recognition of deferred income tax assets requires estimates and significant judgment about future events, such as projections of future taxable profits, based on the information available at the reporting date.

The determination of the required provision for current and deferred income taxes requires that we interpret tax legislation in the jurisdictions in which we operate. For each reporting period, our income tax provision reflects our best estimate, based on the information available at the reporting date, of tax positions that are under audit or appeal by relevant tax authorities. To the extent that our estimate of tax positions or the timing of realization of deferred income tax assets or liabilities are not as expected, the provision for income taxes may increase or decrease in the future to reflect the actual experience.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, joint ventures and associates, except where we control the timing of the reversal of the temporary difference and it is apparent that the temporary difference will not reverse in the foreseeable future. No deferred income tax asset or liability is recognized in relation to temporary differences that arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, did not affect either the accounting profit or taxable profit or loss. Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities, the deferred income taxes relate to the same taxable entity and the same taxation authority and we intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

In determining the impact of taxes, we are required to comply with Canadian accepted actuarial practice and IFRS. CALM requires that all projected cash flows associated with insurance contract liabilities, including income taxes, be included in the determination of insurance contract liabilities. The insurance contract liabilities are therefore determined including all policy-related income tax effects on a discounted basis, and then adjusted for any related deferred income tax assets and liabilities held in accordance with IFRS. The net result of this adjustment is to leave the discounting effect of the deferred income taxes associated with temporary differences on policy-related tax items in the insurance contract liabilities.

Pension Plans and Other Post-Retirement Benefits
Pension Plans and Other Post-Retirement Benefits
For defined benefit plans, the present value of the defined benefit obligation is calculated by independent actuaries using the projected unit credit method, and actuarial assumptions that represent best estimates of future variables that will affect the ultimate cost of these obligations. The discount rate used for our material defined benefit plans is determined with reference to market yields of high-quality corporate bonds that are denominated in the same currency in which the benefits will be paid, and that have terms to maturity approximating the terms of obligations. Plan assets are measured at fair value and are held in separate trustee administered funds or as qualifying insurance contracts. The difference between the fair value of the plan assets and the present value of the defined benefit obligation is recognized on the Consolidated Statements of Financial Position as an asset or liability in Other assets or Other liabilities, respectively.

Costs charged to our Consolidated Statements of Operations include current service cost, any past service costs, any gains or losses from curtailments or settlements, and interest on the net defined benefit liability (asset). Remeasurement of the net defined benefit liability (asset), which includes the impact of changes to the actuarial assumption underlying the liability calculations, liability experience gains or losses, the difference between the return on plan assets and the amount included in the interest on the net defined benefit liability (asset), is reflected immediately in OCI. The calculation of the defined benefit expenses and obligations requires judgment as the recognition is dependent on various actuarial assumptions such as discount rates, health care cost trend rates and projected compensation increases. These key assumptions are discussed in Note 25.

Dividends
Dividends
Dividends payable to holders of shares of SLF Inc. are recognized in the period in which they are authorized or approved. Dividends that have been reinvested in additional common shares under the Dividend Reinvestment and Share Purchase Plan ("DRIP") are also reflected as dividends within retained earnings. Where SLF Inc. has issued common shares from treasury under the DRIP, the additional shares have been reflected in common shares.

Premium and Fee Income Recognition
Premium and Fee Income Recognition
Gross premiums for all types of insurance contracts excluding segregated fund contracts are generally recognized as revenue when due.

Fee income is generated from insurance contracts and service contracts.

Fee income from insurance contracts includes fees from segregated fund contracts, guarantee fees and other fees associated with insurance contracts and is typically recognized as revenue when services are rendered.
Fee income from service contracts represents fees associated with non-insurance contracts with customers and includes Distribution fees, Fund management and other asset-based fees, and Administrative services and other fees. Distribution fees includes fees earned from the distribution of investment products and other intermediary activities. Fund management and other asset-based fees includes fees earned from investment management services. Administrative services and other fees includes fees earned from contract administration and other management services. Fee income from service contracts is typically recognized as revenue when services are rendered at either a point in time or over time. The majority of fee income from service contracts is comprised of variable consideration which is based on a percentage of assets under management or another variable metric and is recognized as revenue when it is highly probable that a significant reversal in the amount of the revenue recognized will not occur.
Share-Based Payments
Share-Based Payments
Stock options of SLF Inc. granted to employees are accounted for as equity-settled share-based payment transactions. The total compensation expense for stock options is computed based on the fair value of the stock option at the date of grant and the estimated number of options expected to vest at the end of the vesting period. The expense is recognized over the vesting period as compensation expense in Operating expenses in our Consolidated Statements of Operations, with an offset to contributed surplus in our Consolidated Statements of Changes in Equity. When options are exercised, new common shares are issued, contributed surplus is reversed and the common shares issued are credited to common shares in our Consolidated Statements of Changes in Equity.

Other share-based payment plans based on the value of SLF Inc.’s common shares are accounted for as cash-settled share-based payment transactions. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are recomputed at the end of each reporting period and are measured at the fair value of the award at that reporting date. The liabilities are accrued and expensed on a straight-line basis over the vesting periods. The liabilities are settled in cash at the end of the vesting period.

Share-based payment awards within MFS Investment Management ("MFS"), which are based on their own shares, are accounted for as cash-settled share-based payment awards. The vested and unvested awards, as well as the shares that have been issued under these plans, are recognized as liabilities because MFS has a practice of purchasing the issued shares from employees after a specified holding period. The total liabilities for these plans are computed based on the estimated number of awards expected to vest at the end of the vesting period. The liabilities are accrued over the vesting period and are measured at fair value at each reporting period with the change in fair value recognized as compensation expense in Operating expenses in our Consolidated Statements of Operations. The liabilities are settled in cash when the shares are purchased from the employees.

Basic and Diluted Earnings Per Share ("EPS")
Basic and Diluted Earnings Per Share ("EPS")
Basic EPS is calculated by dividing the common shareholders’ net income by the weighted average number of common shares issued and outstanding.
Diluted EPS adjusts common shareholders’ net income and the weighted average number of common shares for the effects of all dilutive potential common shares under the assumption that convertible instruments are converted and that outstanding options are exercised. Diluted EPS is calculated by dividing the adjusted common shareholders’ net income by the adjusted weighted average number of common shares outstanding. For convertible instruments, common shareholders’ net income is increased by the after-tax expense on the convertible instrument while the weighted average common shares are increased by the number of common shares that would be issued at conversion. For stock options, it is assumed that the proceeds from the exercise of options whose exercise price is less than the average market price of common shares during the period are used to repurchase common shares at the average market price for the period. The difference between the number of common shares issued for the exercise of the dilutive options and the number of common shares that would have been repurchased at the average market price of the common shares during the period is adjusted to the weighted average number of common shares outstanding.
Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2022
We adopted the following amendments on January 1, 2022:

In May 2020, the IASB issued Reference to the Conceptual Framework, which includes amendments to IFRS 3 Business Combinations. The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which includes amendments to IAS 16 Property, Plant and Equipment. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments apply retrospectively to assets ready for use in the comparative period. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify that the 'cost of fulfilling' a contract comprises the 'costs that relate directly to the contract'. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020, which includes minor amendments to three IFRS standards applicable to our Consolidated Financial Statements. These amendments apply prospectively. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.
Interest Rate Benchmark Reform - Phase 2 amendments
In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures ("IFRS 7"), IFRS 4, and IFRS 16 Leases ("IFRS 16"). These amendments address issues that arise from the implementation of the reforms, including the replacement of a benchmark with an alternative one. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements

Effective December 31, 2021, the publication of London Inter-Bank Offered Rate ("LIBOR") settings has ceased for all sterling, Japanese yen, Swiss franc, and euro settings as well as for the one-week and two-month USD LIBOR settings. The remaining USD LIBOR settings will cease to be provided or lose their representativeness immediately after June 30, 2023.

On May 16, 2022, Refinitiv Benchmark Services (UK) Limited ("RBSL"), the administrator of the Canadian Dollar Offered Rate ("CDOR"), announced that it will permanently cease the publication and calculation of all tenors of CDOR after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions ("FRFI’s") transition all new derivatives and securities to an alternative benchmark rate by June 30, 2023, with no new CDOR exposure after that date, with limited exceptions for risk management requirements. OSFI also expects loans referencing CDOR to transition by June 28, 2024. FRFI’s are also expected to prioritize system and model updates to accommodate the use of the Canadian Overnight Repo Rate Average prior to June 28, 2024.

We have created an Interbank Offered Rate ("IBOR") Transition Program (the "Program") to manage the transition from IBOR benchmarks (such as LIBOR and CDOR) to Alternative Reference Rates ("ARRs"). The Program is cross-functional in nature and comprises key stakeholders across our organization and operates with executive oversight. The Program is on track in executing its transition plan, and is mindful of incorporating market developments as they arise. We also actively participate in industry associations and incorporate best practice guidance from these industry associations, as well as regulatory bodies into the transition plan, such as reviewing all existing and new LIBOR contracts for appropriate fallback language. The Program addresses the risk and uncertainty relating to the transition to ARRs, the use of fallback language, and other factors relating to reform that could otherwise adversely affect our operations and cash flows and the value of and return on our investments that are LIBOR or IBOR-based. Our affiliated entities with IBOR exposure related to derivatives have adhered to the International Swaps and Derivatives Association IBOR Fallbacks Protocol facilitating the transition of legacy derivative contracts to ARRs, and all of our GBP LIBOR exposure has been transitioned to Sterling Overnight Index Average.

As at December 31, 2022, our exposure to USD LIBOR consists of non-derivative financial assets of $2,750 (December 31, 2021 — $3,849), non-derivative financial liabilities of $77 (December 31, 2021 — $70), and derivative notional of $1,683 (December 31, 2021 — $9,417) that have not yet transitioned to an ARR, excluding financial instruments maturing by June 30, 2023. Our exposure to CDOR consists of non-derivative assets of $396 (June 30, 2022 — $387), non-derivative financial liabilities of $5,892 (June 30, 2022 — $6,286), and derivative notional of $11,725 (June 30, 2022 — $10,748) that have not yet transitioned to an ARR, excluding financial instruments maturing by June 28, 2024.
2.B New and Amended International Financial Reporting Standards to be Adopted in 2023
The following new and amended IFRS were issued by the IASB. We expect to adopt these in 2023:
IFRS 17 and IFRS 9
In May 2017, the IASB issued IFRS 17 Insurance Contracts ("IFRS 17"). This standard is to be applied using a retrospective approach, with at least one year of comparative results provided. If retrospective application to a group of insurance contracts is impracticable, a modified retrospective or fair value approach may be used. We have elected to use a fair value approach in instances where retrospective application is impracticable. IFRS 17 replaces IFRS 4 and impacts how we recognize, measure, present, and disclose our insurance contracts in our Consolidated Financial Statements.

In July 2014, the IASB issued the final version of IFRS 9 which replaces IAS 39. IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets and hedge accounting, and does not require restatement of comparative periods.

In June 2020, an amendment was issued to defer the effective date of IFRS 17 to annual periods beginning on or after January 1, 2023. Eligible insurers were also permitted the option of deferring the adoption of IFRS 9 to coincide with the adoption of IFRS 17. We have elected to apply this deferral option, and the effective date of both IFRS 17 and IFRS 9 will be January 1, 2023.

In December 2021, the IASB issued an amendment to IFRS 17 to allow for a transition option that permits insurers to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period ("classification overlay"). We have elected to apply the classification overlay to our financial assets and their comparative period results as if IFRS 9 had been effective since January 1, 2022.

IFRS 17 establishes principles for the recognition, measurement, presentation, and disclosure of insurance contracts. The key principles of IFRS 17 are as follows:
•Insurance contracts are those under which an entity accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder.
•Insurance contracts issued and reinsurance contracts held are divided into groups that will be separately recognized and measured.
•Groups of insurance contracts are recognized and measured as the total of the following measurement components: a) the present value of future cash flows; b) a risk adjustment for non-financial risk; and c) the contractual service margin ("CSM"), an amount that represents the unearned profit of the group of contracts. These measurement components apply to groups of insurance contracts measured using the general measurement approach ("GMA") and the variable fee approach ("VFA"). The VFA applies to insurance contracts issued with direct participation features, which are substantially investment-related service contracts under which the policyholder is promised an investment return based on underlying items, such as segregated funds and certain participating insurance contracts. For short duration contracts, such as most of our group life and health business, a simplified measurement approach (the premium allocation approach or "PAA") is applied. Under the PAA, insurance contracts are measured based on unearned profits and do not include a CSM.
•The profit from a group of insurance contracts is recognized into income over the period that insurance contract services are provided and as our risks related to servicing the contracts diminish over time.
•Insurance revenue, insurance services expenses and insurance finance income or expenses are presented separately.
•Disclosures are intended to enhance transparency and comparability of results.

The measurement of insurance contracts under IFRS 17 differs from the Canadian Asset Liability Method currently applied under IFRS 4. The most significant differences by measurement component are as follows:

Present value of future cash flows:
•The discount rates used to present value future cash flows under IFRS 17 are based on the characteristics of the insurance contracts. Under IFRS 4, discount rates are based on the portfolio of assets supporting the insurance contract liabilities.
•Estimates under IFRS 17 include the prevailing market view of the cost of financial guarantees, which requires a valuation consistent with market option prices. Under IFRS 4, the cost of financial guarantees is based on the amount required to fulfill the obligation.
•Expense cash flows under IFRS 17 are limited to those directly attributable to fulfillment of the obligations under insurance contracts.
•Future income taxes are excluded from future cash flows under IFRS 17.

Risk adjustment:
•Measures the compensation required for uncertainty related to non-financial risk, such as mortality, morbidity, surrender and expenses under IFRS 17.
•Provisions for uncertainty related to financial risk are included in the present value of future cash flows under IFRS 17.
•No amount is provided for asset-liability mismatch risk under IFRS 17.
•Under IFRS 4, amounts provided for the risks listed above are reflected in a provision for adverse deviations included in insurance contract liabilities.

Contractual service margin:
•This is a new component of liabilities and necessitates the "grouping" of insurance contracts, which is not required under IFRS 4.
•The CSM represents unearned profits, which is discussed in more detail below.

The measurement approach under IFRS 17 and IFRS 4 is similar for insurance contracts measured using the PAA, such as our group life and health contracts. Differences arise mainly in the measurement of the Liability for Incurred Claims, where the discount rate and risk adjustment changes noted above apply.

We have highlighted in the following section certain impacts on our financial performance as a result of the differences between IFRS 17 and IFRS 4 described above:
•New business gains (unearned profits) are measured differently under IFRS 17, reflecting measurement differences on insurance contracts as discussed above. In addition, new business gains under IFRS 17 are deferred and recorded in the CSM and amortized into income as insurance contract services are provided. Losses on new business are also measured differently, but continue to be recognized in income immediately. Under IFRS 4, new business gains and losses are both recognized in income immediately.
•Discount rates used in calculating the present value of insurance contract liabilities are based on the characteristics of the insurance contracts rather than the assets supporting the liabilities. Amongst other differences, this results in changes in the timing of when investment-related income emerges.
•Under IFRS 17, changes related to financial risk (e.g. changes in the discount rate) continue to be recognized in income immediately, except for insurance contracts measured using the VFA, where the changes are recorded through the CSM. Assumption changes for non-financial risk, such as mortality, are reflected in the CSM and amortized into income as insurance contract services are provided. Under IFRS 4, assumption changes for both financial and non-financial risk variables are recognized in income immediately.

IFRS 9 includes guidance on the classification and measurement of financial instruments, impairment of financial assets, and hedge accounting. The classification of financial assets is based on the cash flow characteristics and the business model within which an asset is managed, and determines how the financial asset is measured. The classification and measurement of financial liabilities remain generally unchanged from IAS 39. IFRS 9 also introduces an impairment model for financial assets not measured at FVTPL. The model requires the recognition of an allowance for 12-month expected losses at the initial recognition of a financial asset, and the recognition of an allowance for lifetime expected losses if certain criteria are met. In addition, IFRS 9 introduces a new model for hedge accounting to better align with risk management activities.

Under IFRS 17, we are electing to recognize all insurance finance income or expense in income rather than other comprehensive income. Consequently, to avoid an accounting mismatch, we are electing under IFRS 9 to classify most of our fixed income assets supporting insurance contracts as FVTPL.

The adoption of IFRS 17 and IFRS 9 is expected to have a significant impact on our Consolidated Financial Statements, and estimates of the financial impacts are subject to change as we continue to finalize the implications of adopting both standards. The establishment of the CSM and other measurement changes upon transition at January 1, 2022, including the impacts of reflecting IFRS 9 as at the same date, would reduce total equity.

Key financial items on our Consolidated Statement of Financial position are expected to be impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	4,803	—	8,486
Other assets(3)	157,165	—	(1,157)	1,180	157,188
Total Assets	$345,370	$4,007	$385	$1,180	$350,942
Insurance contract liabilities and Reinsurance contract held liabilities(5)	147,811	—	5,301	—	153,112
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	—	165,706
Total liabilities	$317,297	$—	$11,435	$—	$328,732
Total equity(7)	$28,073	$4,007	$(11,050)	$1,180	$22,210
Total liabilities and equity	$345,370	$4,007	$385	$1,180	$350,942

(1) Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans.
(2) Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3) Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4) Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5) Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of approximately $10 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6) Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7) Consists of a $4.5 billion reduction to Shareholders' equity and a $1.4 billion reduction to Equity in participating account.
IAS 12
In May 2021, the IASB issued amendments to IAS 12 Income Taxes ("IAS 12"). The amendments, Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrow the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendment to IAS 12 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

IAS 1
In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements ("IAS 1") and IFRS Practice Statement 2 Making Materiality Judgments ("IFRS Practice Statement 2"). The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. The amendment to IAS 1 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.

IAS 8
In February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8"). The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment to IAS 8 will be effective for annual reporting periods beginning on or after January 1, 2023, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.
2.C New and Amended International Financial Reporting Standards to be Adopted in 2024 or Later
We are currently assessing the impact of the following amendments on our Consolidated Financial Statements:
In September 2022, the IASB issued amendments to IFRS 16 Leases ("IFRS 16") to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments to IFRS 16 will be effective for annual reporting periods beginning on or after January 1, 2024. The amendments apply retrospectively, with early application permitted.